Equity (Details Narrative) - USD ($)			9 Months Ended		12 Months Ended
	Mar. 05, 2021	Jul. 02, 2020	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Jun. 04, 2021	Jan. 31, 2021
Common stock shares authorized			300,000,000		300,000,000	300,000,000
Common stock par value per share			$ 0.001		$ 0.001	$ 0.001
Preferred stock shares authorized			20,000,000		20,000,000	20,000,000
Common stock shares issued			7,534,513		7,035,771	6,860,246
Common stock shares outstanding			7,534,513		7,035,771	6,860,246
Preferred stock shares issued			0		0	0
Preferred stock shares outstanding			0		0	0
Proceeds from sale of common stock			$ 324,629		$ 7,000	$ 2,010,366
Common stock value available for issuance			$ 7,539		$ 7,036	$ 6,861
Stock options exercise price per share
Prepaid expenses					$ 17,000	$ 290,000
General and administration expense			$ 1,343,532	$ 1,312,823	1,835,147	2,393,968
Stock Options [Member]
General and administration expense			58,000	58,000
Unrecognized compensation expense to employees and vendors			$ 1,460,000	$ 1,490,000
Unrecognized compensation expenses recognition period			8 months 26 days	1 year 1 month 6 days
Stock options intrinsic value per share			$ 5.00	$ 4.50
2016 Equity Incentive Plan [Member]
Common stock value available for issuance			$ 5,430,000
Stock options granted, fair value			$ 2,100,000	$ 1,750,000	2,700,000	3,300,000
Prepaid expenses					170,000	290,000
General and administration expense					115,000	10,000
Unrecognized compensation expense to employees and vendors					$ 1,620,000	$ 1,740,000
Unrecognized compensation expenses recognition period					1 year 7 days	1 year 6 months 14 days
Stock options intrinsic value per share					$ 4.50	$ 4.00
2016 Equity Incentive Plan [Member] | Minimum [Member]
Aggregate number of common stock shares reserved for future issuance								5,000,000
2016 Equity Incentive Plan [Member] | Maximum [Member]
Aggregate number of common stock shares reserved for future issuance					5,000,000			10,000,000
Convertible Promissory Notes [Member]
Stock issued during period shares	44,000		332,000		45,000
New Convertible Promissory Notes [Member]
Stock issued during period shares			44,000	38,800
New Convertible Promissory Notes [Member] | Pre-payment of First Year Interest [Member]
Stock issued during period shares			29,500	51,000
Subsequent Event [Member] | 2016 Equity Incentive Plan [Member]
Stock options granted, fair value		$ 2,070,000
Subsequent Event [Member] | 2016 Equity Incentive Plan [Member] | Minimum [Member]
Aggregate number of common stock shares reserved for future issuance								5,000,000
Subsequent Event [Member] | 2016 Equity Incentive Plan [Member] | Maximum [Member]
Aggregate number of common stock shares reserved for future issuance								10,000,000
Subsequent Event [Member] | Convertible Promissory Notes [Member]
Stock issued during period shares	44,000
Investors [Member]
Stock issued during period shares			76,900		1,556	510,000
Share price per share			$ 4.50
Proceeds from sale of common stock			$ 346,000		$ 7,000	$ 2,000,000
Investors [Member] | Subsequent Event [Member]
Subscription receivable							$ 21,381
Vendors [Member]
Stock issued during period shares for services			20,800	23,700	24,000	47,000
Share-based compensation expense			$ 94,000	$ 101,500	$ 100,000	$ 160,000
Employees [Member]
Stock issued during period shares for services					20,000	39,000
Share-based compensation expense					$ 90,000	$ 160,000
Stock based compensation description			The share reserve will automatically increase on January 1 of each calendar year, for the period beginning on January 1, 2022 and ending on (and including) January 1, 2030 (each, an "Evergreen Date") in an amount equal to five percent (5%) of the total number of shares of the Company's common stock outstanding on December 31st immediately preceding the applicable Evergreen Date (the "Evergreen Increase").
Advisors [Member]
Stock options granted during period value						$ 310,000
Stock options exercise price per share						$ 5.25
Stock options exercise period						3 years
Advisors [Member] | 2016 Equity Incentive Plan [Member]
Stock options exercise price per share						$ 5.25
Stock options exercise period						3 years